Operating Segments (Tables)	3 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Reportable Segments Summarized Financial Information
Summarized financial information concerning our reportable segments is shown in the following table. Results for 2013 have been recast to reflect the change in operating segments noted above, and segment results for all periods presented exclude discontinued operations as described in Note 1. Corporate & other includes corporate-related items not allocated to the reportable segments. Pension and OPEB service cost (which represents the benefits earned by active employees during the period) and amortization of prior service cost or benefit are allocated to each segment whereas the remaining components of pension and OPEB benefits cost or credit are included in Corporate & other.

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Net sales:
Performance Chemicals	$350,257	$351,024
Catalyst Solutions	249,586	235,573
Total net sales	$599,843	$586,597
Segment operating profit:
Performance Chemicals	$80,476	$85,465
Catalyst Solutions	49,212	42,139
Total segment operating profit	129,688	127,604
Equity in net income of unconsolidated investments:
Performance Chemicals	2,917	2,308
Catalyst Solutions	5,984	7,953
Total equity in net income of unconsolidated investments	8,901	10,261
Net income attributable to noncontrolling interests:
Performance Chemicals	(7,652)	(5,529)
Total net income attributable to noncontrolling interests	(7,652)	(5,529)
Segment income:
Performance Chemicals	75,741	82,244
Catalyst Solutions	55,196	50,092
Total segment income	130,937	132,336
Corporate & other(a)	(34,765)	(15,221)
Restructuring and other charges, net	(17,000)	—
Interest and financing expenses	(8,773)	(5,231)
Other income (expenses), net	1,143	(4,194)
Income tax expense	(13,190)	(25,538)
(Loss) income from discontinued operations (net of tax)	(1,769)	1,835
Net income attributable to Albemarle Corporation	$56,583	$83,987

(a)	For the three months ended March 31, 2014 and 2013, Corporate & other includes $(14.6) million and $1.2 million, respectively, of pension and OPEB plan (costs) credits.